Description of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from the issuance of common stock				$ 102	$ 116,793
Retained earnings accumulated deficit				(265,121)		$ (213,632)
Redeemable non-controlling interest equity redemption value				43,400
Gain (Loss) on Extinguishment of Debt		$ 300
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		$ 15,700
Fair Value, Option, Changes in Fair Value, Gain (Loss)				0	(3,903)
Payments to Noncontrolling Interests				0	$ 20,966
Marketable Securities Available For Sale Current				129,700
Marketable Securities Available For Sale Non Current				$ 18,827		$ 0
Shanghai Ambrx Biomedical Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		11.00%		11.00%
Liquidity and Capital Resources [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Retained earnings accumulated deficit				$ 265,100
ADR [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares				7,000,000
Sale of stock issue price per share				$ 18
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from the issuance of common stock				$ 113,200
Stock issuance costs incurred underwriting discounts and commissions				8,800
Stock Issuance Costs Incurred Professional Fees				$ 4,000
Conversion of temporary equity into permanent equity shares				193,511,558
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares	892,831
Proceeds from the issuance of common stock	$ 14,900
Sale of stock issue price per share	$ 18
Additional Paid-in Capital [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net				$ 26,300
Shangai Ambrx Biomedical Company Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage				100.00%
Note payment		$ 190,000	$ 24,000
Stock shares issued during the period shares				2,004,879
Proceeds from the issuance of common stock				$ 2,100
Loan Settlement and Capital Reduction		166,000
Fees and interest		1,000
Redeemable non-controlling interest equity redemption value				36,000			$ 36,700
Payments to Noncontrolling Interests		$ 21,000		$ 21,000
Biolaxy Pharmaceutical Hongkong Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage				100.00%
Ambrx US [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage				100.00%
Ambrx Austrailia Pty Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage				100.00%